Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	CAD 994	CAD 907
Current liabilities	(17)	(18)
Noncurrent liabilities - Pension and other postretirement benefits	(699)	(694)
Pensions [Member]
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	994	907
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(455)	(442)
Total amount recognized	539	465
Other postretirement benefits [Member]
Amounts recognized in Consolidated Balance Sheet
Noncurrent assets - Pension asset	0	0
Current liabilities	(17)	(18)
Noncurrent liabilities - Pension and other postretirement benefits	(244)	(252)
Total amount recognized	CAD (261)	CAD (270)